Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2018
Financial instruments [Abstract]
Schedule of contractual maturities of financial liabilities
Contractual maturities of financial liabilities are as follows:

	Up to 12 Months	Greater than 12 Months	Total
	(U.S. $ in thousands)
As of June 30, 2018
Financial liabilities:
Trade and other payables	$113,105	$—	$113,105
Exchangeable senior notes, net	—	1,000,000	1,000,000
	$113,105	$1,000,000	$1,113,105
As of June 30, 2017
Financial liabilities:
Trade and other payables	$73,192	$—	$73,192
Other non-current liabilities	—	4,969	4,969
	$73,192	$4,969	$78,161

Schedule of financial assets measured at fair value
The following table presents the Group’s financial assets and liabilities measured and recognized at fair value as of June 30, 2018, by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
	(U.S. $ in thousands)
Description
Assets
Cash and cash equivalents:
Money market funds	$693,596	$—	$—	$693,596
Commercial paper	—	29,118	—	29,118
Agency securities	—	7,989	—	7,989
Corporate debt securities	—	1,000	—	1,000
U.S. treasury securities	—	18,968	—	18,968
Total cash and cash equivalents	693,596	57,075	—	750,671
Investments:
U.S. treasury securities	—	52,700	—	52,700
Agency securities	—	22,015	—	22,015
Certificates of deposit and time deposits	—	58,824	—	58,824
Commercial paper	—	35,372	—	35,372
Corporate debt securities	—	157,883	—	157,883
Municipal securities	—	—	—	—
Total investments	—	326,794	—	326,794
Derivative assets	—	63	—	63
Capped call transactions	—	—	99,932	99,932
Total assets	693,596	383,932	99,932	1,177,460
Liabilities
Derivative liabilities	—	5,417	—	5,417
Notes embedded exchange derivative	—	—	202,553	202,553
Total liabilities	$—	$5,417	$202,553	$207,970
As of June 30, 2018, the Group’s investments consisted of the following:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(U.S. $ in thousands)
Investments
U.S. treasury securities	$52,809	$—	$(109)	$52,700
Agency securities	22,097	—	(82)	22,015
Certificates of deposit and time deposits	58,824	—	—	58,824
Commercial paper	35,372	—	—	35,372
Corporate debt securities	158,538	14	(669)	157,883
Total investments	$327,640	$14	$(860)	$326,794

As of June 30, 2017, the Group’s investments consisted of the following:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(U.S. $ in thousands)
Investments
U.S. treasury securities	$61,760	$—	$(84)	$61,676
Agency securities	16,740	—	(86)	16,654
Certificates of deposit and time deposits	44,101	—	—	44,101
Commercial paper	33,928	—	—	33,928
Corporate debt securities	148,634	52	(140)	148,546
Municipal securities	4,789	—	(1)	4,788
Total investments	$309,952	$52	$(311)	$309,693
The following table presents the Group’s financial assets and liabilities measured and recognized at fair value as of June 30, 2017, by the level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
	(U.S. $ in thousands)
Description
Cash and cash equivalents:
Money market funds	$78,564	$—	$—	$78,564
Commercial paper	—	2,749	—	2,749
Total cash and cash equivalents	78,564	2,749	—	81,313
Investments:
U.S. treasury securities	—	61,676	—	61,676
Agency securities	—	16,654	—	16,654
Certificates of deposit and time deposits	—	44,101	—	44,101
Commercial paper	—	33,928	—	33,928
Corporate debt securities	—	148,546	—	148,546
Municipal securities	—	4,788	—	4,788
Total investments	—	309,693	—	309,693
Derivative assets	—	3,252	—	3,252
Total assets	$78,564	$315,694	$—	$394,258

Schedule of changes in capped call transactions and notes embedded exchange derivatives
The following table illustrates the changes in the balances of the capped call transaction and Notes embedded exchange derivative liability associated with the Notes, as reported in other non-current assets and other non-current liabilities in the consolidated statements of financial position:

	Capped Call Transactions	Notes Embedded Exchange Derivative
	(U.S. $ in thousands)
Balance as of June 30, 2017	$—	$—
Additions	87,700	(177,907)
Changes in unrealized gains (losses)	12,232	(24,646)
Balance as of June 30, 2018	$99,932	$(202,553)

Schedule of investments by remaining contractual maturity
The table below summarizes the Group’s investments by remaining contractual maturity based on the effective maturity date:

	As of June 30,
	2018	2017
	(U.S. $ in thousands)
Recorded as follows:
Due in one year or less	$277,087	$223,562
Due after one year	49,707	86,131
Total investments	$326,794	$309,693

Schedule of fair value of derivative instruments
The fair value of the derivative instruments were as follows:

	Statement of Financial Position Location	Fair Value As of June 30, 2018	Fair Value As of June 30, 2017
		(U.S. $ in thousands)
Derivative assets
Derivatives designated as hedging instruments:
Foreign exchange forward contracts	Prepaid expenses and other current assets	$39	$2,915
Foreign exchange forward contracts	Other non-current assets	3	249
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	Prepaid expenses and other current assets	21	88
Total derivative assets		$63	$3,252
Derivative liabilities
Derivatives designated as hedging instruments:
Foreign exchange forward contracts	Trade and other payables	$5,006	$—
Foreign exchange forward contracts	Other non-current liabilities	204	—
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	Trade and other payables	207	—
Total derivative liabilities		$5,417	$—

Schedule of notional amounts of derivative instruments
The following table sets forth the notional amounts of our derivative instruments at June 30, 2018 (in thousands):

	Notional Amounts of Derivative Instruments
	Notional Amount by Term to Maturity			Classification by Notional Amount
	Under 12 months	Over 12 months	Total	Cash Flow Hedge	Non Hedge	Total
Foreign exchange forward contracts	$188,633	$12,492	$201,125	$180,898	$20,227	$201,125
The following table sets forth the notional amounts of our derivative instruments at June 30, 2017 (in thousands):

	Notional Amounts of Derivative Instruments
	Notional Amount by Term to Maturity			Classification by Notional Amount
	Under 12 months	Over 12 months	Total	Cash Flow Hedge	Non Hedge	Total
Foreign exchange forward contracts	$100,470	$8,707	$109,177	$99,662	$9,515	$109,177

Schedule of effects of derivatives designated as hedging instruments on consolidated financial statements
The effects of derivatives designated as hedging instruments on our consolidated financial statements were as follows (amounts presented are prior to any income tax effects):

	Foreign Exchange Forward Contracts
	Fiscal Year Ended June 30,
	2018	2017
	(U.S. $ in thousands)
Gross unrealized gain (loss) recognized in other comprehensive income	$(5,730)	$4,517
Net gain reclassified from cash flow hedge reserve into profit or loss - effective portion	$2,599	$1,356
Gain (loss) recognized into profit or loss - ineffective portion	$12	$(3)